Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table provides details of the reinsurance recoverables balance as of December 31:

	2017	2016
Ceded future policyholder benefits and expenses	$2,130.0	$2,150.0
Ceded unearned premium	27.1	27.7
Ceded claims and benefits payable	1,254.7	1,373.7
Ceded paid losses	12.7	13.6
Total	$3,424.5	$3,565.0

Schedule of Reinsurance Recoverables
The following table provides the reinsurance recoverable as of December 31, 2017 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,531.9	$26.8	$1,233.7	$12.4	$2,804.8
A or A–	68.4	0.2	1.2	—	69.8
B++ or B+	529.4	0.1	19.8	0.3	549.6
Not rated	0.3	—	—	—	0.3
Total Reinsurance recoverable	$2,130.0	$27.1	$1,254.7	$12.7	$3,424.5
The following table presents the reinsurance recoverable from Sun Life, The Hartford, John Hancock and other reinsurers as of December 31, 2017 and 2016.

Reinsurer	December 31, 2017	December 31, 2016
John Hancock	$1,952.7	$1,908.2
Sun Life	851.9	1,025.0
The Hartford	549.6	558.3
Other reinsurers	70.3	73.5
Total	$3,424.5	$3,565.0

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2017			2016			2015
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$198.0	$756.9	$954.9	$213.7	$808.0	$1,021.7	$209.4	$843.0	$1,052.4
Premiums assumed	3.6	0.7	4.3	4.6	54.2	58.8	8.4	151.7	160.1
Premiums ceded	(196.1)	(757.6)	(953.7)	(200.6)	(699.6)	(900.2)	(151.0)	(14.0)	(165.0)
Net earned premiums	$5.5	$—	$5.5	$17.7	$162.6	$180.3	$66.8	$980.7	$1,047.5
Direct policyholder benefits	$413.6	$439.5	$853.1	$695.8	$546.9	$1,242.7	$414.5	$550.0	$964.5
Policyholder benefits assumed	13.4	—	13.4	15.5	25.6	41.1	18.3	147.2	165.5
Policyholder benefits ceded	(372.3)	(435.6)	(807.9)	(672.2)	(458.9)	(1,131.1)	(373.6)	(6.8)	(380.4)
Net policyholder benefits	$54.7	$3.9	$58.6	$39.1	$113.6	$152.7	$59.2	$690.4	$749.6